6. AVAILABLE FOR SALE SECURITIES (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Copper King Mining Corporation
Shares	5,000	5,000
Market value	$ 0	$ 0
Fair market value	0	0
Deep Blue Marine Inc
Shares	120,000	120,000
Market value	0	0
Fair market value	$ 0	$ 835